Table for Form ABS 15Ga-1 (Repurchase reporting)

Depositor: Eaglewood Securitization Trust

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(2)			Assets That Were Repurchased or Replaced(3)			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a) shelf	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#)(g)	($) (h)	(% of principal balance) (i)	(#)(j)	($) (k)	(% of principal balance) (l)	(#)(m)	($) (n)	(% of principal balance) (o)	(#)(p)	($) (q)	(% of principal balance) (r)	(#)(s)	($) (t)	(% of principal balance) (u)	(#)(v)	($) (w)	(% of principal balance) (x)
Mortgage Asset Class
MW-EW Financing Trust I		LendingClub Corporation(1)	32,679	193,511,070.50(2)	100.00%	0	$0.00	0.00%	1	$3,409.43(4)	0.0018%(5)	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%

Total			32,679	193,511,070.50(2)	100.00%				1	$3,409.43(4)	0.0018%(5)

Total of all Issuing Entities

(1)	These assets were originated and issued in the name of WebBank, an industrial bank chartered in Utah, and were purchased by LendingClub Corporation, as the Originator referenced herein, which applied its own underwriting guidelines in connection with the subsequent sale of such assets by the Originator to the Issuing Entity.

(2)	On or about September 29, 2016, the Issuing Entity issued a securitization backed by assets with an outstanding principal balance totaling $320,000,032.36, and on January 30, 2017 the Issuing Entity added additional assets with an outstanding principal balance of $200,000,094.16, and on October 10, 2017 the Issuing Entity added additional assets with an outstanding balance of $65,067,399.90, increasing the total outstanding principal balance of the asset pool to $585,067,526.42.

(3)	Notice of Repurchase was given by the Originator on February 22, 2018, and these assets were repurchased on February 22, 2018 by the Originator without demand by the Issuing Entity after the servicer notified the Issuing Entity and the Originator of a breach with respect to such assets of one or more of the representations and warranties set forth in the underlying purchase agreement pursuant to which the Issuing Entity acquired such assets.

(4)	The outstanding principal balance of the repurchased assets is reported as of the date they were removed from the related asset pool.

(5)	The percentage by principal balance of the repurchased assets is calculated by dividing (i) the sum of the repurchased assets as of the date they were removed from the related asset pool by (ii) the outstanding principal balance of all of the assets in the related asset pool as of the last day of the related reporting period.